Fair Value Measurement	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Fair Value Disclosures [Abstract]
Fair Value Measurement
Fair Value Measurement

The Company values its assets and liabilities using the methods of fair value as described in ASC 820, Fair Value Measurements and Disclosures.  ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value.  The three levels of fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Inputs that are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible, and considers counter-party credit risk in its assessment of fair value.  Observable or market inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s assumptions based on the best information available. The Company has certain liabilities that are required to be recorded at fair value on a recurring basis in accordance with accounting principles generally accepted in the United States, as described below.

The Company issued 21,364 warrants in connection with the May 10, 2012 PIPE. Each warrant has a sale price of $440 and is exercisable into 1 share of common stock at a price of $640 over a term of three years. Further, the exercise price of the warrants is subject to "down round" protection, whereby any issuance of shares at a price below the current price resets the exercise price equal to a the price of newly issued shares (the "Warrants"). In connection with the PIPE Exchanges on September 16, 2013, the exercise price of the Warrants was reset to $92. The fair value of such warrants has been determined utilizing the Binomial Lattice Model in accordance with ASC 820-10, Fair Value Measurements. The fair value of the warrants when issued was $5,281. On September 16, 2013, 6,818 warrants were exchanged in connection with the PIPE Exchanges. The remaining 14,545 warrants were marked to market as of March 31, 2016 and 2015 to a fair value of $10 and $10, respectively. The Company recorded gains/(losses) of $0 and $(5) to other income, net in the Consolidated Statements of Operations for the nine months ended March 31, 2016 and 2015, respectively. The fair value of the warrant is classified as a current liability on the Consolidated Balance Sheet as of March 31, 2016, due to the Company's intention to retire a significant portion of these warrants in its next round of financing. The Company's warrants were classified as a Level 3 input within the fair value hierarchy because they were valued using unobservable inputs and management's judgment due to the absence of quoted market prices and inherent lack of liquidity.

On February 8, 2016, the Company received Perk warrants as part of the consideration in the sale of the Viggle business. The carrying amount of Perk warrants held is marked-to-market on a quarterly basis using the Monte Carlo valuation model, in accordance with ASC 820-10, Fair Value Measurements. The changes to fair value are recorded in the income statement. The fair value of the warrants when issued was $1,023. The warrants were marked to market as of March 31, 2016 to a fair value of $1,091. The Company recorded a gain of $68 to other income, net in the Consolidated Statements of Operations for the nine months ended March 31, 2016. The fair value of the warrant is classified as an other asset on the Consolidated Balance Sheet as of March 31, 2016. The Perk warrants were classified as a Level 3 input within the fair value hierarchy because they were valued using unobservable inputs and management's judgment due to the absence of quoted market prices and inherent lack of liquidity.

Non-financial Assets and Liabilities that are Measured at Fair Value on a Nonrecurring Basis

On a nonrecurring basis, the Company uses fair value measures when analyzing asset impairment. Long-lived assets and certain identifiable intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If it is determined such indicators are present and the review indicates that the assets will not be fully recoverable, based on undiscounted estimated cash flows over the remaining amortization periods, their carrying values are reduced to estimated fair value. Measurements based on undiscounted cash flows are considered to be Level 3 inputs. During the fourth quarter of each year, the Company evaluates goodwill and indefinite-lived intangibles for impairment at the reporting unit level. For each acquisition, the Company performed a detailed review to identify intangible assets and a valuation is performed for all such identified assets. The Company used several market participant measurements to determine estimated value. This approach includes consideration of similar and recent transactions, as well as utilizing discounted expected cash flow methodologies, and/or revenue or EBITDA multiples, among other methods. The amounts allocated to assets acquired and liabilities assumed in the acquisitions were determined using Level 3 inputs. Fair value for property and equipment was based on other observable transactions for similar property and equipment. Accounts receivable represents the best estimate of balances that will ultimately be collected, which is based in part on allowance for doubtful accounts reserve criteria and an evaluation of the specific receivable balances.

Where goodwill has been allocated to a reporting unit and part of the operation within that unit is disposed of, the goodwill associated with the disposed operation is included in the carrying amount of the operation when determining the gain or loss on disposal. Goodwill disposed in these circumstances is measured based on the relative values of the disposed operation and the portion of the reporting units retained. The relative fair value of each reporting unit is established using discounted expected cash flow methodologies, and/or revenue or EBITDA multiples, or other applicable valuation methods, which are considered to be Level 3 inputs.

The following table presents a reconciliation of assets measured at fair value on a recurring basis using unobservable inputs (level 3):

(in thousands)

Balance at July 1, 2015	$—
Perk warrants	1,023
Unrealized (gains) losses for the period included in other income (expense), net	68
Balance at March 31, 2016	$1,091

The following table presents a reconciliation of liabilities measured at fair value on a recurring basis using unobservable inputs (level 3):

(in thousands)

Balance at July 1, 2015	$10
Additions to Level 3	—
Balance at March 31, 2016	$10

Fair Value Measurement

The Company values its assets and liabilities using the methods of fair value as described in ASC 820, "Fair Value Measurements and Disclosures" ("ASC 820").  ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value.  The three levels of fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Inputs that are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible, and considers counter-party credit risk in its assessment of fair value.  Observable or market inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s assumptions based on the best information available. The Company has certain liabilities that are required to be recorded at fair value on a recurring basis in accordance with accounting principles generally accepted in the United States, as described below.

The Company issued 21,364 warrants in connection with the May 10, 2012 PIPE. Each warrant has a sale price of $440.00 and is exercisable into 1 share of common stock at a price of $640.00 over a term of three years. Further, the exercise price of the warrants is subject to "down round" protection, whereby any issuance of shares at a price below the current price resets the exercise price equal to a the price of newly issued shares (the "Warrants"). In connection with the PIPE Exchanges described in Note 9, Stockholders' Equity, the exercise price of the Warrants was reset to $92.00 on September 16, 2013. The fair value of such warrants has been determined utilizing the Binomial Lattice Model in accordance with ASC 820-10. The fair value of the warrants when issued was $5,281 and was $443 as of June 30, 2013. As described in Note 9, Loans Payable, 6,818 warrants were exchanged on September 16, 2013. The remaining 14,545 warrants were marked to market as of June 30, 2015 and 2014 to a fair value of $10 and $15, respectively. The Company recorded gains of $5 and $305 to other income, net in the Consolidated Statements of Operations for the years ended June 30, 2015 and June 30, 2014, respectively. The fair value of the warrant is classified as a current liability on the Consolidated Balance Sheet as of June 30, 2015, due to the Company's intention to retire a significant portion of these warrants in a future round of financing. The Company's warrants were classified as a Level 3 input within the fair value hierarchy because they were valued using unobservable inputs and management's judgment due to the absence of quoted market prices and inherent lack of liquidity.

The Company estimated the fair value of contingent consideration for the acquisition of Choose Digital to be $2,570. On June 24, 2015, the Company determined that the maximum amount of consideration of $4,792 should be recorded as the contingency period had passed. As such, the Company adjusted the original estimate of consideration of $2,570 to a final value of $4,792. The increase of $2,222 is recorded as an expense and included in Selling, general and administrative expenses in the accompanying Consolidated Statements of Operations for the year ended June 30, 2015. The fair value of the contingent consideration is no longer classified as a Level 3 input and the obligation is presented as contingent consideration liability on the Consolidated Balance Sheet at June 30, 2015.

Non-financial Assets and Liabilities that are Measured at Fair Value on a Nonrecurring Basis

On a nonrecurring basis, the Company uses fair value measures when analyzing asset impairment. Long-lived assets and certain identifiable intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If it is determined such indicators are present and the review indicates that the assets will not be fully recoverable, based on undiscounted estimated cash flows over the remaining amortization periods, their carrying values are reduced to estimated fair value. Measurements based on undiscounted cash flows are considered to be Level 3 inputs. During the fourth quarter of each year, the Company evaluates goodwill and indefinite-lived intangibles for impairment at the reporting unit level. For each acquisition, the Company performed a detailed review to identify intangible assets and a valuation is performed for all such identified assets. The Company used several market participant measurements to determine estimated value. This approach includes consideration of similar and recent transactions, as well as utilizing discounted expected cash flow methodologies, and/or revenue or earnings before interest, taxes, depreciation and amortization ("EBITDA") multiples, among other methods. The amounts allocated to assets acquired and liabilities assumed in the acquisitions were determined using Level 3 inputs. Fair value for property and equipment was based on other observable transactions for similar property and equipment. Accounts receivable represents the best estimate of balances that will ultimately be collected, which is based in part on allowance for doubtful accounts reserve criteria and an evaluation of the specific receivable balances.

Where goodwill has been allocated to a reporting unit and part of the operation within that unit is disposed of, the goodwill associated with the disposed operation is included in the carrying amount of the operation when determining the gain or loss on disposal. Goodwill disposed in these circumstances is measured based on the relative values of the disposed operation and the portion of the reporting units retained. The relative fair value of each reporting unit is established using discounted expected cash flow methodologies, and/or revenue or EBITDA multiples, or other applicable valuation methods, which are considered to be Level 3 inputs.

The following table presents a reconciliation of items measured at fair value on a recurring basis using unobservable inputs
(Level 3):

Description	Amount
Balance at June 30, 2013	$4,313
Additions to Level 3	9,196
Gains for the period	(2,508)
Extinguishments	(8,416)
Balance at June 30, 2014	2,585

Additions to Level 3	—
Gains for the period	(5)
Extinguishments	(2,570)
Balance at June 30, 2015	$10